As filed with the Securities and Exchange Commission on November 14, 2012.

File No. 033-71686

811-08154

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 29	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 87	☒

SEPARATE ACCOUNT A

(Exact Name of Registrant)

UNION SECURITY LIFE INSURANCE
COMPANY OF NEW YORK

(Name of Depositor)

212 Highbridge Street
Suite D
Fayetteville, NY 13066

(Address of Depositor’s Principal Offices)

(315) 637-4232

(Depositor’s Telephone Number, Including Area Code)

Lisa Proch
Hartford Life Insurance Company
P.O. Box 2999
Hartford, CT 06104-2999

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on November 15, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on , pursuant to paragraph (a)(1) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and Statement of additional Information (including financial statements) in Parts A and B, respectively, of Post-Effective Amendment No. 29 is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 (File No. 033-71686), as filed on April 25, 2012.

Supplements to the Prospectus and Statement of Additional Information are included in Parts A and B, respectively, of this Post-Effective Amendment. This Post-Effective Amendment No. 29 does not supersede Post-Effective Amendment No. 27, as filed on April 25, 2012.

Part A

Supplement to Your Prospectus

Effective November 19, 2012, Hartford Securities Distribution Company, Inc. will replace Woodbury Financial Services, Inc. as principal underwriter for your variable annuity contract. Any references to Woodbury Financial Services, Inc. in your prospectus are deleted and replaced with Hartford Securities Distribution Company, Inc.

This supplement should be retained with the Prospectus for future reference.

HV-7408

Part B

Supplement to Your Statement of Additional Information

Effective November 19, 2012, Hartford Securities Distribution Company, Inc. will replace Woodbury Financial Services, Inc. as Principal Underwriter of your policy. Under the section entitled, "Principal Underwriter" the following disclosure is added:

Effective November 19, 2012, Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the contracts and offers the contracts on a continuous basis. HSD is controlled by Hartford and is located at the same address as Hartford. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

Prior to November 19, 2012, Hartford did not pay HSD underwriting commissions for the contracts offered through this Separate Account.

HSD enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The contracts are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HSD or certain other registered broker-dealers who have entered into sales agreements with HSD.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable annuity compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

This supplement should be retained with the Prospectus for future reference.

HV-7412

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	All financial statements are included in Part A and Part B of the Registration Statement.
(b)	Exhibits:
	(1)	Resolution of the Board of Directors of First Fortis Life Insurance Company authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable.
	(3)	a) Assignment and Novation Agreement. Consent to Assignment and Novation Agreement. Principal Underwriter Agreement
b) Form of Dealer Sales Agreement.(2)
	(4)	Form of Variable Annuity Contract.(3)
	(5)	Form of Application.(2)
	(6)	a) Amended and Restated Charter of Union Security Life Insurance Company of New York.(4)
b) Union Security Life Insurance Company of New York Bylaws.(4)
	(7)	Reinsurance Agreements and Amendments
(a) Swiss Re Life Company America (May 1, 1997)(6)
	(8)	Fund Participation Agreement.(5)
	(9)	Opinion and Consent of Counsel.
	(10)	a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
	(11)	No financial statements are omitted.
	(12)	Not applicable.
	(99)	Power of Attorney.

(1)            Incorporated by reference to Post-Effective Amendment No. 13, to the Registration Statement, File No. 333-65231, filed on April 28, 2009.

(2)            Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement, File No. 033-71686, filed on April 19, 2002.

(3)            Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-14761 filed with the Commission on April 4, 2002.

(4)            Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement, File No. 333-166472, filed on April 29, 2011

(5)            Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-79701, filed on April 19, 2002.

(6)            Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement, File No. 333-71686, filed on April 25, 2012.

Item 25. Directors and Officers of Depositor

Name and Address	Position and Offices With Depositor
Valerie Seasholtz (1)	President, Director
Melissa J. T. Hall (2)	Assistant Treasurer, Director
Terry J. Kryshak (3)	Director
H. Carroll Mackin (4)	Director
Tamrha Magelson (5)	Treasurer, Chief Financial Officer
Esther L. Nelson (6)	Director
John S. Roberts (7)	Chief Executive Officer, Chairman of the Board, Director
Paula M. SeGuin (8)	Chief Administrative Officer, Vice President, Assistant Secretary, Director

(1)            Address: 1122 Quail Roost Dr. Miami Fl 33157

(2)            Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

(3)            Address: 900 Meadow Creek, Dr., Frisco, CO 80443

(4)            Address: 7 Gates Road, Etna, NH 03750

(5)            Address: 576 Bielenberg Dr. Woodbury, MN 55125

(6)            Address: 899 Wiley Town Road, Fly Creek, NY 13337

(7)            Address: 2323 Grand Boulevard, Kansas City, MO 64108

(8)            Address: 212 Highbridge St., Suite D, Fayetteville, NY 13066

Item 26. Persons Controlled By or Under Control with the Depositor or Registrant.

Incorporated by reference to Post-effective Amendment No. 4 to the Registration Statement File No. 333-166458 filed with the Commission on November 14, 2012.

Item 27. Number of Contract Owners

As of August 31, 2012 there were 281 Contract Owners.

Item 28. Indemnification

Union Security Life Insurance Company of New York’s By-Laws provide for indemnity and payment of expenses of Union Security officers and directors in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable New York law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and for a purpose that he reasonably believed to be in, or not opposed to, the best interests of the Registrant, and, in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)            Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

Union Security Life Insurance Company of New York - Separate Account A

Union Security Insurance Company - Variable Account C

Union Security Insurance Company - Variable Account D

HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - DC Variable Account I

Hartford Life Insurance Company - Separate Account One

Hartford Life Insurance Company - Separate Account Two

Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)

Hartford Life Insurance Company - Separate Account Two (QP Variable Account)

Hartford Life Insurance Company - Separate Account Two (Variable Account “A”)

Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)

Hartford Life Insurance Company - Separate Account Ten

Hartford Life Insurance Company - Separate Account Three

Hartford Life Insurance Company - Separate Account Five

Hartford Life Insurance Company - Separate Account Seven

Hartford Life Insurance Company - Separate Account Eleven

Hartford Life Insurance Company - Separate Account Twelve

Hartford Life and Annuity Insurance Company - Separate Account One

Hartford Life and Annuity Insurance Company - Separate Account Ten

Hartford Life and Annuity Insurance Company - Separate Account Three

Hartford Life and Annuity Insurance Company - Separate Account Five

Hartford Life and Annuity Insurance Company - Separate Account Six

Hartford Life and Annuity Insurance Company - Separate Account Seven

(b)            Officers and Directors of Woodbury Financial Services, Inc.:

Name and Principal Business Address	Title
Lydia M. Anderson***	Vice President
Scott A. Carlson*	Senior Vice President
Shaun C. Clasby*	Vice President and Chief Marketing Officer
George Eknaian**	Senior Vice President and Chief Actuary
Richard D. Fergesen*	Director, Senior Vice President, Chief Financial Officer, and Financial Principal
Albert Johnson*	AML Officer and Chief Compliance Officer
Kathleen E. Jorens***	Vice President and Assistant Treasurer
Patrick H. McEvoy*	Director, President and Chief Executive Officer
Brian Murphy**	Director and Chairman
Robert W. Paiano***	Senior Vice President and Treasurer
Jennifer R. Relien*	Chief Legal Officer and Assistant Secretary
Diane E. Tatelman**	Vice President

*                    Address: 7755 3rd Street North, Oakdale, MN 55128.

**             200 Hopmeadow Street, Simsbury CT 06089

***      One Hartford Plaza, Hartford, CT 06115

Directors and Officers of HSD:

POSITIONS AND OFFICES
NAME	WITH UNDERWRITER

Robert Arena	Executive Vice President/Business Line Principal and Director
Diana Benken	Chief Financial Officer and Controller/FINOP
Michelle L. Buswell (1)	Vice President
Stuart M. Carlisle	Vice President
Jared A. Collins (2)	Vice President
Christopher S. Conner (3)	AML Compliance Officer and Chief Compliance Officer
James Davey	Director
Kathleen E. Jorens (4)	Vice President, Assistant Treasurer
Vernon Meyer	Senior Vice President
Robert W. Paiano (4)	Senior Vice President, Treasurer
Sharon A. Ritchey	President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine	Secretary
Martin A. Swanson	Vice President/Marketing
Diane E. Tatelman	Vice President
Eamon J. Twomey	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

(1) Address: One Griffin Road North, Windsor, CT 06095-1512

(2) Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3) Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4) Address: One Hartford Plaza, Hartford, CT 06155

(c)             None.

Item 30. Location of Accounts and Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Life Insurance Company of New York:	576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:	7755 3rd Street North, Oakdale, MN 55128
Hartford Administrative Services Company	500 Bielenberg Drive, Woodbury, MN 55125
Hartford Securities Distribution:	200 Hopmeadow Street, Simsbury, CT 06089

Item 31. Management Services

Effective April 1, 2001, Union Security Life Insurance Company of New York (“Union Security”) contracted the administrative servicing obligations for the contracts to Hartford Life Insurance Company (“Hartford Life”), a subsidiary of The Hartford Financial Services Group. Although Union Security remains responsible for all contract terms and conditions, Hartford Life is ultimately responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured the annuity business of Union Security.

Item 32. Undertakings

(a)            The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)            The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)             The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)            The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant incorporation by reference has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 14th day of November, 2012.

SEPARATE ACCOUNT A OF

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

(Registrant)

By:	Valerie Seasholtz	*By:	/s/ Lisa Proch
	Valerie Seasholtz		Lisa Proch
	President*		Attorney-in-Fact

UNION SECURITY LIFE INSURANCE COMPANY

OF NEW YORK

(Depositor)

By:	Valerie Seasholtz
Valerie Seasholtz
President*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

Valerie Seasholtz, President, Director*
Terry J. Kryshak, Director*
John Steven Roberts, Chief Executive Officer, Chairman of the Board, Director*
Mellissa J. T. Hall, Assistant Treasurer, Director*
H. Carroll Mackin, Director*
Esther L. Nelson, Director*
Tamrha Mangelson, Treasurer, Chief Financial Officer*	*By:	/s/ Lisa Proch
Paula M. SeGuin, Chief Administrative Officer,		Lisa Proch
Vice President, Assistant Secretary, Director*		Attorney-in-Fact
	Date:	November 14, 2012

EXHIBIT INDEX

(3)(a)	Assignment and Novation Agreement. Consent to Assignment and Novation Agreement. Principal Underwriter Agreement
9	Opinion and Consent of Counsel.
10(a)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
10(b)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
99	Copy of Power of Attorney